SHARE-BASED COMPENSATION (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Share-based Payment Arrangement [Abstract]
Weighted Average grant date fair Value, ending balance	$ 0.74	$ 0.74	$ 1.56
LTIP Issued And Outstanding, Beginning balance	19,323,878	20,882,355	30,314,333
LIC Redeemable Units, beginning balance	725,016	725,016	1,570,064
LTIP Issued And Outstanding, Redemptions
LIC Redeemable Units, Redemptions			(845,048)
Weighted Average grant date fair Value, Redemptions			$ (3.38)
LTIP Issued And Outstanding, Forfeiture			(3,962,422)
LIC Redeemable Units, Forfeiture of LTIP Units
LTIP Issued And Outstanding, ending balance	19,323,878	19,323,878	20,882,355
LIC Redeemable Units, ending balance	725,016	725,016	725,016
Weighted Average grant date fair Value, ending balance	$ 0.52	$ 0.74	$ 0.74
Weighted Average grant date fair Value, Forfeiture			$ (3.38)
LTIP Issued And Outstanding, Cancellation of LTIP Units			(724,645)
LIC Redeemable Units, Cancellation of LTIP Units
Weighted Average grant date fair Value, Cancellation of LTIP Units			$ (3.38)
LTIP Issued And Outstanding, Vesting and Converted		(1,558,477)	(4,744,911)
LIC Redeemable Units, Vesting and Converted
Weighted Average grant date fair Value, Vesting and Converted		$ (3.38)	$ (3.38)